DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Share Price	$ 0.026	$ 0.0517
Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Convertible debt	$ 80,000	$ 80,000	$ 126,500